Statements of Cash Flows Unaudited - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Net income (loss)	$ 131,797	$ (2,264,027)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation	38,162	28,981
Change is operating lease liabilities	(19,701)	(13,094)
Share-based compensation	74,779	88,497
Decrease in accrued severance pay	(42,944)	(19,867)
Decrease (increase) in trade receivables, net	(768,249)	855,809
Increase in other receivables	(20,120)	(297,295)
Decrease (increase) in inventories	83,927	(404,007)
Decrease in trade payables	(303,687)	(407,759)
Increase (decrease) in other current liabilities	(159,056)	181,767
Net cash used in operating activities	(985,092)	(2,250,995)
Cash flows from investing activities:
Proceeds from short-term deposits	125,959	4,000,000
Purchase of property, plant and equipment	(174,571)	(73,041)
Net cash provided by (used in) investing activities	(48,612)	3,926,959
Cash flows from financing activities:
Repurchase of treasury share		(119,536)
Repayment of loan from related party	(192,720)
Net cash used in financing activities	(192,720)	(119,536)
Increase (Decrease) in cash, cash equivalents and restricted deposit	(1,226,424)	1,556,428
Cash, cash equivalents and restricted deposit at the beginning of the year	2,083,186	255,530
Cash, cash equivalents and restricted deposits at the end of the period	856,762	1,811,958
Supplemental disclosure of non-cash investing and financing activities:
Right-of-use assets obtained in the exchange for operating lease liabilities	68,967
Supplementary disclosure on cash flows:
Interest received	202,688	124,536
Interest paid	195	5,008
Cash and cash equivalents	817,610	1,780,031
Long term restricted deposit	39,152	31,927
Cash, cash equivalents and restricted deposit	$ 856,762	$ 1,811,958